FAIR VALUE MEASUREMENTS (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Recurring Basis at Fair Value
Items measured on a recurring basis at fair value:

	As of March 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$477,899	$36,580	$—	$514,479
Digital intangible assets at fair value	1,611,833	63,581	10,963	1,686,377
Digital assets loan receivable, net of allowance - Financial assets	—	173,452	—	173,452
Digital assets receivable	18	10	19,642	19,670
Assets posted as collateral — Digital assets		506,634	—	506,634
Derivative assets	120,130	8,223	—	128,353
Embedded derivative – Collateral payable	—	143,027	—	143,027
Embedded derivative – Digital assets borrowed	—	223,469	—	223,469
Investments(1)	503,356	5,568	391,441	900,365
	$2,713,236	$1,160,544	$422,046	$4,295,826
Liabilities
Investments sold short(2)	69,358	—	—	69,358
Derivative liabilities	81,237	8,465	—	89,702
Embedded derivative – Digital assets borrowed	—	41,027	—	41,027
Embedded derivative –Collateral payable	—	58,988	—	58,988
Embedded derivative – Notes payable	—	—	46,586	46,586
	$150,595	$108,480	$46,586	$305,661
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient ($315.0 million) and equity securities utilizing the measurement alternative as they are without readily determinable fair values ($66.4 million).
(2)Investments sold short are included in Other current liabilities in the Company’s condensed consolidated interim statements of financial position.

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$354,851	$4,814	$—	$359,665
Digital intangible assets at fair value	1,929,661	68,239	20,457	2,018,357
Digital assets loan receivable, net of allowance Financial assets	—	393,734	—	393,734
Digital assets receivable	204	24	60,492	60,720
Assets posted as collateral – Digital assets	—	278,527	—	278,527
Derivative assets	188,836	18,817		207,653
Embedded derivative – Collateral payable	—	55,848	—	55,848
Embedded derivative – Digital assets borrowed	—	24,039	—	24,039
Investments(1)	751,220	—	524,573	1,275,793
	$3,224,772	$844,042	$605,522	$4,674,336
Liabilities
Investments sold short	6,524	—	—	6,524
Derivative liabilities	58,155	107,703		165,858
Embedded derivative – Digital assets borrowed		252,635		252,635
Embedded derivative – Collateral payable		161,261		161,261
Embedded derivative – Notes payable	—	—	136,192	136,192
	$64,679	$521,599	$136,192	$722,470
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient of $304.5 million and equity securities utilizing the measurement alternative of $63.2 million as they are without readily determinable fair values.
Items measured on a recurring basis at fair value:

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$354,851	4,814	$—	359,665
Digital intangible assets at fair value	1,929,661	68,239	20,457	2,018,357
Digital assets loan receivable, net of allowance — Financial assets	—	393,734	—	393,734
Digital assets receivable	204	24	60,492	60,720
Assets posted as collateral — Digital assets	—	278,527	—	278,527
Derivative assets	188,836	18,817		207,653
Embedded derivative — Collateral payable	—	55,848	—	55,848
Embedded derivative — Digital assets borrowed	—	24,039	—	24,039
Investments(1)	751,220	—	524,573	1,275,793
	$3,224,772	$844,042	$605,522	$4,674,336
Liabilities
Investments sold short (2)	6,524	—	—	6,524
Derivative liabilities	58,155	107,703		165,858
Embedded derivative — Digital assets borrowed		252,635		252,635
Embedded derivative — Collateral payable		161,261		161,261
Embedded derivative — Notes payable	—	—	136,192	136,192
	$64,679	$521,599	$136,192	$722,470
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient ($304.5 million) and equity securities utilizing the measurement alternative as they are without readily determinable fair values ($63.2 million).
(2)Investments sold short are included in Other current liabilities in the Company’s condensed consolidated interim statements of financial position.

	As of December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$74,386	$—	$—	74,386
Digital intangible assets at fair value	655,473	12,674	68,004	736,151
Digital assets loan receivable, net of allowance — Financial assets	—	12,000	—	12,000
Digital assets receivable	196	95	20,569	20,860
Assets posted as collateral — Digital assets	—	316,104	—	316,104
Derivative assets	59,724	113,485	—	173,209
Embedded derivative — Collateral payable	—	4,244	—	4,244
Embedded derivative — Digital assets borrowed	—	877	—	877
Investments(1)	43,568	—	364,576	408,144
	$833,347	$459,479	$453,149	$1,745,975
Liabilities
Investments sold short	25,295	—	—	25,295
Derivative liabilities	55,567	105,075	—	160,642
Embedded derivative — Digital assets borrowed	—	29,874	—	29,874
Embedded derivative — Collateral payable	—	134,695	—	134,695
Embedded derivative — Notes payable	—	—	10,472	10,472
	$80,862	$269,644	$10,472	$360,978
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient ($243.3 million) and equity securities utilizing the measurement alternative as they are without readily determinable fair values ($83.7 million).

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the periods ended March 31, 2025 and December 31, 2024, respectively.

(in thousands)	Fair value, Beginning Balance	Purchases	Sales/Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in /(out) of Level 3	Fair value, Ending Balance
Assets
Digital intangible assets
March 31, 2025	$20,457	$—	$—	$—	$(3,438)	$(6,056)	$10,963
December 31, 2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
Digital assets receivable
March 31, 2025	$60,492	$500	$—	$—	$(34,646)	$(6,884)	$19,462
December 31, 2024	$20,569	$—	$(4,727)	$4,724.00	$52,477	$(12,551)	$60,492
Investments
March 31, 2025	$524,573	$3,852	$(104,257)	$69,624	$(103,351)	$1,000	$391,441
December 31, 2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
Embedded derivative - Notes payable
March 31, 2025	$136,192	$—	$—	$—	$(89,606)	$—	$46,586
December 31, 2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the years ended December 31, 2024 and 2023 respectively:

(in thousands) Assets	Fair value, Beginning Balance	Purchases	Sales/Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in/(out) of Level 3	Fair value, Ending Balance
Digital intangible assets
2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
2023	$—	$—	$—	$—	$65,073	$2,931	$68,004
Digital assets receivable
2024	$20,569	$—	$(4,727)	$4,724	$52,477	$(12,551)	$60,492
2023	$16,054	$200	$—	$—	$17,101	$(12,786)	$20,569
Investments
2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
2023	$170,526	$30,077	$(2,890)	$949	$121,242	$44,672	$364,576
Embedded derivative - Notes payable
2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192
2023	$—	$—	$—	$—	$9,604	$868	$10,472

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the periods ended March 31, 2025 and December 31, 2024, respectively.

(in thousands)	Fair value, Beginning Balance	Purchases	Sales/Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in /(out) of Level 3	Fair value, Ending Balance
Assets
Digital intangible assets
March 31, 2025	$20,457	$—	$—	$—	$(3,438)	$(6,056)	$10,963
December 31, 2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
Digital assets receivable
March 31, 2025	$60,492	$500	$—	$—	$(34,646)	$(6,884)	$19,462
December 31, 2024	$20,569	$—	$(4,727)	$4,724.00	$52,477	$(12,551)	$60,492
Investments
March 31, 2025	$524,573	$3,852	$(104,257)	$69,624	$(103,351)	$1,000	$391,441
December 31, 2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
Embedded derivative - Notes payable
March 31, 2025	$136,192	$—	$—	$—	$(89,606)	$—	$46,586
December 31, 2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the years ended December 31, 2024 and 2023 respectively:

(in thousands) Assets	Fair value, Beginning Balance	Purchases	Sales/Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in/(out) of Level 3	Fair value, Ending Balance
Digital intangible assets
2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
2023	$—	$—	$—	$—	$65,073	$2,931	$68,004
Digital assets receivable
2024	$20,569	$—	$(4,727)	$4,724	$52,477	$(12,551)	$60,492
2023	$16,054	$200	$—	$—	$17,101	$(12,786)	$20,569
Investments
2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
2023	$170,526	$30,077	$(2,890)	$949	$121,242	$44,672	$364,576
Embedded derivative - Notes payable
2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192
2023	$—	$—	$—	$—	$9,604	$868	$10,472

Schedule of Significant Unobservable Inputs Used for Assets and Liabilities
The following table presents additional information about valuation methodologies and significant unobservable inputs used for assets and liabilities that are measured and reported at fair value and categorized within Level 3 as of March 31, 2025 and December 31, 2024, respectively:

Financial Instrument	Fair Value at March 31, 2025 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$10,963	Marketability discount	15.7% - 39.1%	28.4%
Digital assets receivable	$19,642	Marketability discount	2.8% - 61.8%	21.1%
Investments	$391,441	Time to liquidity event (years)	0.8 - 5.0	4.1
		Annualized equity volatility	70.0% - 90.0%	88.8%
		Risk free rate	3.4% - 4.4%	3.9%
		Market adjustment discount	30.0% - 90.0%	39.7%
		Market adjustment premium	25.0% - 150.0%	100.5%
		Marketability discount	25.0% - 40.0%	27.6%
		Expected dividend payout ratio	—%	—%
		Enterprise value to LTM revenue multiple	2.5x - 16.8x	9.5x
		Enterprise value to projected revenue	2.0x - 10.5x	6.2x
		Enterprise value to annualized revenue	2.5x - 9.0x	5.8x
		Enterprise value to LTM volume	2.8x	2.8x
		Enterprise value to ARR	8.0x	8.0x
		Price to tangible book value	1.3x	1.3x
		Enterprise value to gross profit	6.0x	6.0x
		Scenario probability	35.0%	35.0%
		Recovery percentage	44.0%	44.0%
Embedded derivative - Notes payable	$46,586	Volatility	47.0% - 77.0%	56.2%
		Risk free rate	3.8% - 4.0%	3.9%
		Time-step (years)	0.004	0.004

Financial Instrument	Fair Value at December 31, 2024 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$20,457	Marketability discount	15.9% - 45.2%	32.1%
Digital assets receivable	$60,492	Marketability discount	5.5% - 72.8%	35.8%
Investments	$524,573	Time to liquidity event (years)	1.0 - 5.0	4.1
		Annualized equity volatility	70% - 90%	88.8%
		Risk free rate	3.4% - 4.4%	4.2%
		Market adjustment discount	30% - 90%	41.0%
		Market adjustment premium	25% - 130%	79.6%
		Marketability discount	3.5% - 51.8%	26.0%
		Expected dividend payout ratio	0% - 0%	0%
		Enterprise value to LTM revenue multiple	2.5x - 16.8x	10.8x
		Enterprise value to projected revenue multiple	2.0x - 10.5x	7.0x
		Enterprise value to annualized revenue	3.5x - 9.0x	6.7x
		Enterprise value to LTM volume	3.0x	3.0x
		Enterprise Value to ARR	8.5x - 15.8x	10.9x
		Price to tangible book value	1.5x	1.5x
		Enterprise value to projected EBITDA	9.0x - 14.0x	11.5x
		Scenario probability	35.0%	35.0%
		Recovery percentage	35.0% - 61.6%	51.5%
Embedded derivative - Notes payable	$136,192	Volatility	45.6% - 75.0%	55.4%
		Risk free rate	4.2% - 4.4%	4.3%
		Time-step (years)	0.004	0.004
The following table presents additional information about valuation methodologies and significant unobservable inputs used for assets and liabilities that are measured and reported at fair value and categorized within Level 3 as of December 31, 2024 and 2023, respectively:

Financial Instrument	Fair Value at December 31, 2024 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$20,457	Marketability discount	15.9% - 45.2%	32.1%
Digital assets receivable	$60,492	Marketability discount	5.5% - 72.8%	35.8%
Investments	$524,573	Time to liquidity event (years)	1.0 - 5.0	4.1
		Annualized equity volatility	70.0% - 90.0%	88.8%
		Risk free rate	3.4% - 4.4%	4.2%
		Market adjustment discount	30.0% - 90.0%	41.0%
		Market adjustment premium	25.0% - 130.0%	79.6%
		Marketability discount	3.5% - 51.8%	26.0%
		Expected dividend payout ratio	0% - 0%	0%
		Enterprise value to LTM revenue multiple	2.5x - 16.8x	10.8x
		Enterprise value to projected revenue multiple	2.0x - 10.5x	7.0x
		Enterprise value to annualized revenue	3.5x - 9.0x	6.7x
		Enterprise value to LTM volume	3.0x	3.0x
		Enterprise Value to ARR	8.5x - 15.8x	10.9x
		Price to tangible book value	1.5x	1.5x
		Enterprise value to projected EBITDA	9.0x - 14.0x	11.5x
		Scenario probability	35.0%	35.0%
		Recovery percentage	35.0% - 61.6%	51.5%
Embedded derivative — Notes payable	$136,192	Volatility	45.6% - 75.0%	55.4%
		Risk free rate	4.2% - 4.4%	4.3%
		Time-step (years)	0.004	0.004

Financial Instrument	Fair Value at December 31, 2023 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$68,004	Marketability discount	3.3% - 59.4%	15.4%
Digital assets receivable	$20,569	Marketability discount	6.1% - 74.4%	28.5%
Investments	$364,576	Time to liquidity event (years)	3.0 - 5.0	4.6
		Annualized equity volatility	90.0%	90.0%
		Risk free rate	3.5% - 4.2%	3.9%
		Control discount	7.5% - 20.0%	11.1%
		Market adjustment discount	25.0% - 65.0%	37.4%
		Marketability discount	5.7% - 40.0%	15.4%
		Enterprise value to revenue multiple	2.0x- 12.0x	9.4x
		Enterprise value to projected revenue multiple	2.0x - 8.0x	4.4x
		Enterprise value to volume multiple	5.5x	5.5x
		Recovery percentage	120.1%	120.1%
		Claims percentage	68.0%	68.0%
Embedded derivative — Notes payable	$10,472	Volatility	67.0%	67.0%
		Risk free rate	4.0%	4.0%
		Time-step (years)	0.004	0.004

Schedule of Financial Instruments not Measured at Fair Value
The following table presents the fair value of financial instruments not measured at fair value in the Company’s condensed consolidated interim statements of financial position. This table excludes non-financial assets and liabilities.

	As of March 31, 2025
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$509,438	$509,438	$509,438	$—	$—
Assets posted as collateral - Cash	—	—	—	—	—
Accounts receivable	28,864	28,864	28,864	—	—
Loans receivable	464,766	464,766	—	464,766	—
Total Assets	$1,003,068	$1,003,068	$538,302	$464,766	$—
Accounts payable and accrued liabilities	270,468	270,468	270,468	—	—
Notes payable	763,798	724,856	—	724,856	—
Collateral payable — Cash	49,418	49,418	—	49,418	—
Payable to customers — Cash	19,288	19,288	—	19,288	—
Loans payable	345,249	345,249	—	345,249	—
Total Liabilities	$1,448,221	$1,409,279	$270,468	$1,138,811	$—

	As of December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$462,103	$462,103	$462,103	$—	$—
Assets posted as collateral - Cash	—	—	—	—	—
Accounts receivable	55,279	55,279	55,279	—	—
Loans receivable	476,620	476,620	—	476,620	—
Total Assets	$994,002	$994,002	$517,382	$476,620	$—
Accounts payable and accrued liabilities	281,531	281,531	281,531	—	—
Notes payable	845,186	836,402	—	836,402	—
Collateral payable — Cash	74,995	74,995	—	74,995	—
Payable to customers — Cash	19,520	19,520	—	19,520	—
Loans payable	510,718	510,718	—	510,718	—
Total Liabilities	$1,731,950	$1,723,166	$281,531	$1,441,635	$—
The following table presents the fair value of financial instruments not measured at fair value in the Company’s consolidated statements of financial position. This table excludes non-financial assets and liabilities.

	As of December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$462,103	$462,103	$462,103	$—	$—
Assets posted as collateral — Cash	—	—	—	—	—
Accounts receivable	55,279	55,279	55,279	—	—
Loans receivable	476,620	476,620	—	476,620	—
Total Assets	$994,002	$994,002	$517,382	$476,620	$—
Accounts payable and accrued liabilities	281,531	281,531	281,531	—	—
Notes payable	845,186	836,402	—	836,402	—
Collateral payable — Cash	74,995	74,995	—	74,995	—
Payable to customers — Cash	19,520	19,520	—	19,520	—
Loans payable	510,718	510,718	—	510,718	—
Total Liabilities	$1,731,950	$1,723,166	$281,531	$1,441,635	$—

	As of December 31, 2023
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$316,610	$316,610	$316,610	$—	$—
Assets posted as collateral — Cash	2,091	2,091	2,091	—	—
Accounts receivable	60,929	60,929	60,929	—	—
Loans receivable	387,364	387,364	—	387,364	—
Total Assets	$766,994	$766,994	$379,630	$387,364	$—
Accounts payable and accrued liabilities	140,376	140,376	140,376	—	—
Notes payable	408,053	342,161	—	342,161	—
Collateral payable — Cash	11,367	11,367	—	11,367	—
Payable to customers — Cash	3,442	3,442	—	3,442	—
Loans payable	93,069	93,069	—	93,069	—
Total Liabilities	$656,307	$590,415	$140,376	$450,039	$—